Intangible Assets (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Note 6. Intangible Assets
Intangible assets consisted of the following as of:
	September 30, 2021
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in thousands)
Customer relationships	3-20 years	$553,755	$168,013	$385,742
Developed technology	2-12 years	97,707	38,192	59,515
Trade name	3-10 years	34,973	13,353	21,620
Non-compete agreements	3-5 years	2,399	1,428	971
Total		$688,834	$220,986	$467,848
	December 31, 2020
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	(in thousands)
Customer relationships	3-20 years	$502,614	$113,934	$388,680
Developed technology	2-12 years	85,510	27,311	58,199
Trade name	3-10 years	32,729	10,151	22,578
Non-compete agreements	3-5 years	2,295	1,023	1,272
Total		$623,148	$152,419	$470,729
Amortization expense was $24.2 million and $17.8 million for the three months ended September 30, 2021 and 2020, respectively, and $68.7 million and $51.3 million for the nine months ended September 30, 2021 and 2020, respectively.

Note 6. Intangible Assets
Intangible assets consisted of the following as of December 31, 2020 and 2019:
	2020
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	in thousands
Customer relationships	3-20 years	$502,614	$113,934	$388,680
Developed technology	2-12 years	85,510	27,311	58,199
Trade name	3-10 years	32,729	10,151	22,578
Non-compete agreements	3-5 years	2,295	1,023	1,272
Total		$623,148	$152,419	$470,729
	2019
	Useful Life	Gross Carrying Value	Accumulated Amortization	Net Book Value
	in thousands
Customer relationships	5-19 years	$356,253	$58,008	$298,245
Developed technology	2-10 years	64,846	16,614	48,232
Trade name	3-7 years	26,033	6,624	19,409
Non-compete agreements	2.5-5 years	1,791	567	1,224
Total		$448,923	$81,813	$367,110
Amortization expense was $70.6 million and $49.9 million for the years ended December 31, 2020 and 2019, respectively.
The weighted average useful life of intangible assets acquired is 9.7 years and 13.2 years for the years ended December 2020 and 2019, respectively.
In determining the useful life for each category of intangible asset, the Company considered the following: the expected use of the intangible, the longevity of the brand and considerations for obsolescence, demand, competition and other economic factors.
Amortization expense for the Company’s intangible assets for the years ending December 31 are as follows (in thousands):
Years ending December 31:
2021	$ 85,836
2022	81,437
2023	71,907
2024	57,377
2025	46,552
Thereafter	127,620
Total amortization expense for the Company’s intangible assets	$ 470,729